Schedule of Investments (unaudited)	iShares® MSCI Austria ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
FACC AG(a)(b)	73,201	$601,560

Air Freight & Logistics — 2.2%
Oesterreichische Post AG(b)	60,937	1,865,892

Banks — 26.0%
BAWAG Group AG(c)	74,612	3,817,700
Erste Group Bank AG	499,380	15,591,617
Raiffeisen Bank International AG	203,536	2,707,020
		22,116,337
Chemicals — 2.6%
Lenzing AG	23,239	2,202,047

Commercial Services & Supplies — 1.6%
DO & CO AG(a)(b)	14,304	1,335,960

Construction & Engineering — 1.8%
Porr AG(a)	53,516	718,422
Strabag SE	18,339	810,154
		1,528,576
Construction Materials — 4.5%
Wienerberger AG	139,694	3,861,359

Diversified Telecommunication Services — 2.5%
Telekom Austria AG	296,405	2,079,023

Electric Utilities — 13.5%
EVN AG	67,773	1,694,825
Verbund AG	97,971	9,746,625
		11,441,450
Electronic Equipment, Instruments & Components — 3.1%
AT&S Austria Technologie & Systemtechnik AG	43,508	2,601,819

Energy Equipment & Services — 1.6%
Schoeller-Bleckmann Oilfield Equipment AG	20,876	1,360,442

Food Products — 0.8%
Agrana Beteiligungs AG	38,820	688,302

Insurance — 4.2%
UNIQA Insurance Group AG	228,215	1,878,837
Vienna Insurance Group AG Wiener Versicherung Gruppe	71,110	1,711,377
		3,590,214
Machinery — 6.3%
ANDRITZ AG	81,419	3,773,276
Security	Shares	Value

Machinery (continued)
Palfinger AG	33,814	$925,676
Semperit AG Holding	29,558	625,062
		5,324,014
Metals & Mining — 4.5%
voestalpine AG	129,715	3,808,449

Oil, Gas & Consumable Fuels — 14.6%
OMV AG	212,880	12,436,657

Real Estate Management & Development — 8.4%
CA Immobilien Anlagen AG	73,386	2,449,364
IMMOFINANZ AG	136,648	2,986,781
S IMMO AG	68,852	1,707,505
		7,143,650

Total Common Stocks — 98.9%
(Cost: $93,301,810)		83,985,751

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	2,300,473	2,300,473
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	40,000	40,000
		2,340,473

Total Short-Term Securities — 2.7%
(Cost: $2,340,242)		2,340,473

Total Investments in Securities — 101.6%
(Cost: $95,642,052)		86,326,224

Liabilities in Excess of Other Assets — (1.6)%		(1,400,102)

Net Assets — 100.0%		$84,926,122

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Austria ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,252,894	$49,148	(a)	$—	$(1,476)	$(93)	$2,300,473	2,300,473	$27,268	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—	—	—	40,000	40,000	38		—
					$(1,476)	$(93)	$2,340,473		$27,306		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	22	06/17/22	$895	$20,857

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Austria ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,722,611	$79,263,140	$—	$83,985,751
Money Market Funds	2,340,473	—	—	2,340,473
	$7,063,084	$79,263,140	$—	$86,326,224
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$20,857	$—	$20,857

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3